6. Intangible Assets (Details - Estimated amortization expense) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal year ended March 31, 2022	$ 89,322
Fiscal year ended March 31, 2023	82,405
Fiscal year ended March 31, 2024	46,095
Fiscal year ended March 31, 2025	7,068
Total	$ 224,890	$ 196,951